Share-Based Compensation - Summary of Weighted-Average Assumptions Used under Black-Scholes/Monte Carlo (Detail) - Performance Shares	Dec. 22, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility	31.10%
Dividend yield	0.87%
Risk-free rate	2.01%